Post employment benefits - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2030 GBP (£)	Dec. 31, 2027 GBP (£)	Dec. 31, 2027 EUR (€)	Jun. 30, 2022 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plans		£ 33		£ 25	£ 24
Cash contributions to plans on next year	£ 70
Inventories		7,094		6,045
United Kingdom
Disclosure of defined benefit plans [line items]
Distribution from the profits of the partnership		£ 0		£ 0
United Kingdom
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate		88.00%		86.00%					88.00%
Hedging instrument, inflation rate		90.00%		90.00%					90.00%
Percentage of UK plans of total plan liabilities		68.00%							68.00%
Inventories		£ 561		£ 564
United Kingdom | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year						£ 430
Ireland
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate		70.00%		62.00%					70.00%
Hedging instrument, inflation rate		76.00%		76.00%					76.00%
Group's contribution to the plan		£ 20	€ 23
Ireland | Maximum
Disclosure of defined benefit plans [line items]
Contingent asset granted		£ 172							€ 200
Ireland | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year							£ 91	€ 106